REVENUE (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Revenue of construction income not yet recognised	$ 18,865,906	$ 13,519,000
Percentage of contributed over total revenue	10.00%